Share-Based Compensation (Details Textual) - USD ($)										1 Months Ended			3 Months Ended			9 Months Ended			12 Months Ended
		Dec. 02, 2019	Dec. 02, 2019	Dec. 02, 2019	Nov. 27, 2019	Nov. 19, 2019	Nov. 14, 2019	Nov. 12, 2019	Mar. 25, 2019	Jul. 06, 2020	Apr. 22, 2020	Mar. 20, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019
Share-Based Compensation (Textual)
Restricted stock vested						270,800			80,000
Exercise price																$ 0.85	$ 0.68
Grant date fair value						$ 1,191,520
General and administrative	[1]												$ 4,471,121	$ 4,634,711		$ 13,151,442		$ 9,027,646	$ 14,325,078
Consulting services															352,000
Grant date fair value per share						$ 4.40
Description of commonstock authorized																The Company issued immediately vested options to non-employees outside of any equity plan to four individuals for the purchase of an aggregate 2,525,506 shares of the Company’s common stock. These options have an exercise price ranging from $0.499 — $0.2882 per share and expire July 6, 2025. The fair value of these options on the grant date was estimated to be $2,261,275.
Share-based compensation expense																$ 4,916
Restricted stock vested, value																352,000
Unrecognized compensation expense																24,584
Non-Qual 2020 [Member]
Share-Based Compensation (Textual)
Description of commonstock authorized										The Company issued replacement options for outstanding VNC options in conjunction with the acquisition of VNC and separately to two employees as stock-based compensation under the Company's Non-Qual 2020 Long-Term Incentive Plan for the purchase of an aggregate of 2,725,506 shares of the common stock, 100,000 of which were forfeited. These options expire on July 6, 2025 and have an exercise price of $1.08 per share and the requisite service period of half of these options is six months, with the remainder at 12 months from the date of issuance. The fair value of these options on the grant date was estimated to be $59,000. Of the employee options, 100,000 options with a weighted average grant date fair value of $0.295 were forfeited during the three and nine months ended September 30, 2019 and 100,000 remained outstanding as of September 30, 2020.
2020 Long-Term Incentive Plan [Member]
Share-Based Compensation (Textual)
Description of commonstock authorized											A total of 10,000,000 shares of the Company's common stock are authorized for issuance with respect to awards granted under the 2020 Plan. Any shares subject to awards that are not paid, delivered or exercised before they expire or are cancelled or terminated, or fail to vest, as well as shares used to pay the purchase or exercise price of awards or related tax withholding obligations, will become available for other award grants under the 2020 Plan. As of September 30, 2020, 2,725,506 options have been issued under the 2020 Plan, of which 100,000 were forfeited, and 7,274,494 shares authorized under the 2020 Plan remained available for award purposes.
Non-employee [Member]
Share-Based Compensation (Textual)
Restricted stock vested					50,000		40,000		20,000
Grant date fair value					$ 220,000		$ 176,000		$ 352,000
Consulting services									60,000
Grant date fair value per share					$ 4.40		$ 4.40		$ 4.40
Restricted Stock Awards [Member]
Share-Based Compensation (Textual)
Restricted stock vested			1,900,000
Compensation expense			$ 526,241														$ 62,500
Description of commonstock authorized			The Company issued 1,900,000 RSAs to employees and those classified as employees for share-based award purposes. These shares were not administratively issued as of September 30, 2020 and were not included in any dilutive calculation. These awards have requisite service periods ranging from 2 — 3 years and had an award date fair value of $1,558,000. These RSAs were administratively issued in October 2020.
Unrecognized compensation expense																$ 977,190
Vesting One [Member]
Share-Based Compensation (Textual)
Restricted stock vested			850,000
Vesting Two [Member]
Share-Based Compensation (Textual)
Restricted stock vested				850,000
Vesting Three [Member]
Share-Based Compensation (Textual)
Restricted stock vested				200,000
Officers and Directors [Member]
Share-Based Compensation (Textual)
Restricted stock award		1,900,000
Employee Stock Option [Member]
Share-Based Compensation (Textual)
Purchase of common stock												180,000
Exercise price												$ 1.06
Expiration date												Mar. 20, 2023
Compensation expense								$ 1,495,000
Restricted stock award								2,300,000
General and administrative																			258,256
Black Scholes Option [Member]
Share-Based Compensation (Textual)
Grant date fair value												$ 123,130
Restricted stock award												180,000
Employee Stock Option One [Member]
Share-Based Compensation (Textual)
Compensation expense																			157,441
Restricted Stock Awards [Member]
Share-Based Compensation (Textual)
Compensation expense																			$ 54,667

[1]	These are exclusive of depreciation and amortization